Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued operations
Discontinued operations
15.	Discontinued operations

On December 18, 2025, the Company completed the Spin-Out. The fair value of the distribution was $13.8 million, which included the fair value of the Oil and Gas business of $12.2 million and the accrued royalty collections from the Oil and Gas business since April 30, 2025 and cash and accounts receivable at April 30, 2025 of $1.6 million. The difference between the fair value of the Oil and Gas business and its carrying value of $5.6 million was recognized as a gain on spin-out of assets of $6.6 million.

Net income from discontinued operations of the Oil and Gas Business consists of the following:

	December 31,	December 31,
	2025	2024
Revenue
Royalty income	$1,118,283	$1,458,739
Cost of Sales
Depletion	(156,908)	(590,942)
Gain on spin-out of assets	6,617,616	—
Income from discontinued operations before income taxes	7,578,991	867,797
Recovery / (Provision) of income taxes	380,170	(293,969)
Net income from discontinued operations	$7,959,161	$573,828